Property and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment
2.	Property and Equipment

Property and equipment consisted of the following as of December 31 (in thousands):

	2017	2016
Land	$3,785	$3,189
Buildings and leasehold improvements	18,625	18,520
Computer equipment and software	55,793	47,313
Office equipment, furniture, and fixtures	5,035	6,250
Dock, warehouse, and other equipment	9,259	8,852
Tractors and trailers	144,260	147,015
Aircraft fleet and rotable spare parts	29,827	29,171

Property and equipment, gross	266,584	260,310
Less: Accumulated depreciation	(107,037)	(88,453)

Property and equipment, net	$159,547	$171,857

As of December 31, 2017, $10.9 million of assets not yet placed into service have been included in the line items above. Property and equipment Depreciation expense was $28.5 million, $29.6 million, and $23.2 million for the years ended December 31, 2017, 2016, and 2015, respectively.